Debt - Additional information (Detail)						1 Months Ended	3 Months Ended		5 Months Ended		11 Months Ended	12 Months Ended
	Dec. 01, 2023 USD ($)	Aug. 09, 2023 USD ($)	Sep. 23, 2022 USD ($) $ / shares shares	Jul. 19, 2022 USD ($)	Jan. 19, 2022 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 19, 2022 USD ($) $ / shares	Dec. 31, 2021	Sep. 24, 2020 USD ($)
Debt Instrument [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 10.16		$ 10.2			$ 10.2
Amortization of debt discount							$ 13,468	$ 703				$ 35,513	$ 2,044,241
Interest expense on convertible debt							$ 11,566	262,597
Conversion Date			Sep. 23, 2022
Common stock, shares, issued | shares							19,361,068		23,090,585	896,580	896,580	23,090,585	896,580
Debt instrument maturity and payable year												2024
Burns Ventures LLC [Member]
Debt Instrument [Line Items]
Debt instrument monthly payment							$ 0					$ 0
Debt Instrument, Maturity Date							Dec. 31, 2024					Dec. 31, 2024
Interest Rate							7.00%		7.00%			7.00%
Debt instrument accrued interest							$ 98,982		$ 98,982			$ 98,982
Interest expense incurred							89,448					164,611
Promissory notes outstanding							5,610,000		$ 5,610,000			5,610,000
January 2022 convertible notes [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage				10.00%
Long term debt fixed interest rate percentage in case of default				18.00%
Payment of principal and interest							600,000					600,000
Repayment of notes receivable from related parties of borrowings							$ 2,649,874					$ 2,649,874
Class of warrants or rights term					5 years
Fair value of derivative upon conversion of convertible debt										$ 1,110,459	$ 1,110,459		$ 1,110,459
Adjustment to additional paid in capital warrants issued											$ 409,483
Write off of debt issuance costs										$ 958,899
Long term debt percentage increase in outstanding principal due to default				25.00%
Interest Rate							25.00%		25.00%			25.00%
Interest expense incurred				$ 555,556								$ 570,220	$ 570,312
Percentage of increasing in outstanding principal				25.00%						25.00%	25.00%		25.00%
Common stock, shares, issued | shares							25,000		25,000			25,000
January 2022 convertible notes [Member] | Puritan [Member]
Debt Instrument [Line Items]
Equity valuation minimum for consummation of business combination														$ 150,000,000
Number of freely transferrable shares withdrawn | shares										25,000
Price per share of shares withdrawn | $ / shares														$ 10
Amount paid at closing date							$ 4,050,000					$ 4,050,000
Alleged cash amount for repurchase of convertible note warrants							1,914,123					1,914,123
Proceeds from loan							1,000,000					1,000,000
Two thousand and twenty three promissory notes [Member]
Debt Instrument [Line Items]
Repayment of notes receivable from related parties of borrowings							$ 100,000					$ 100,000
Class of warrants or rights term							5 years		5 years			5 years
Debt instrument, term							1 year					1 year
Debt conversion, converted instrument, warrants or options issued | shares							16,489					16,489
Notes fair value									$ 55,062			$ 55,062
Unamortized debt discount							$ 6,081		$ 19,549			19,549
Amortization of debt discount							13,468	$ 703				$ 33,513
Promissory notes outstanding							$ 473,500
Two thousand and twenty three promissory notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 14.3		$ 14.3			$ 14.3
Two thousand and twenty three promissory notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 11.5		$ 11.5			$ 11.5
Common Stock [Member] | January 2022 convertible notes [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage					10.00%
Long term debt fixed interest rate percentage in case of default					18.00%
Debt instrument monthly payment				$ 158,730
Debt instrument date of first required payment				Jul. 19, 2022
Long term debt discount percentage					10.00%
Long term debt commission percentage					8.00%
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 0.16
Convertible note warrants or rights issued during period fair value					$ 409,483
Debt instrument conversion price per share | $ / shares					$ 3.57					$ 1.79	$ 1.79		$ 1.79
Debt instrument discount percentage on conversion price					25.00%
Adjustment to additional paid in capital warrants issued											$ 409,483
Common Stock [Member] | Two thousand and twenty three promissory notes [Member]
Debt Instrument [Line Items]
Stock shares issued during the period shares | shares							115,820
Stock shares issued during the period value							$ 375,000
Tranche 1 [member] | Common Stock [Member] | January 2022 convertible notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,111,111
Class of warrants or rights number of securities covered by warrants or rights | shares					155,412
Tranche 2 [member] | Common Stock [Member] | January 2022 convertible notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,111,111
Class of warrants or rights number of securities covered by warrants or rights | shares					155,412
Series One Convertible Notes [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage															8.00%
Debt Instrument, Maturity Date												Jul. 09, 2023
Conversion Date			Sep. 23, 2022
Series One Convertible Notes [Member] | Preferred Series C 2 [Member]
Debt Instrument [Line Items]
Fair value of derivative upon conversion of convertible debt			$ 1,938,481
Amortization of debt discount													$ 0
Interest expense on convertible debt													356,196
Conversion Ratio			2.78
Fair value of shares issued upon conversion of convertible debt			$ 15,595,283
Series One Convertible Notes [Member] | Principal Conversion [Member] | Preferred Series C 2 [Member]
Debt Instrument [Line Items]
Debt conversion Amount			$ 6,109,560
Number of Share Issued | shares			2,196,158
Series One Convertible Notes [Member] | Conversion of Interest [Member] | Preferred Series C 2 [Member]
Debt Instrument [Line Items]
Debt conversion Amount			$ 1,829,865
Number of Share Issued | shares			657,768
Series Two Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date												Sep. 24, 2022
Interest Rate									8.00%			8.00%
Series Two Convertible Notes [Member] | Preferred Series C 2 [Member]
Debt Instrument [Line Items]
Fair value of derivative upon conversion of convertible debt			$ 1,122,002
Amortization of debt discount													1,099,770
Write off of debt issuance costs			57,921
Fair value of shares issued upon conversion of convertible debt			5,717,377
Interest expense incurred													222,906
Series Two Convertible Notes [Member] | Principal Conversion [Member] | Preferred Series C 2 [Member]
Debt Instrument [Line Items]
Debt conversion Amount			$ 3,965,455
Number of Share Issued | shares			1,425,433
Conversion Ratio			2.78
Series Two Convertible Notes [Member] | Conversion of Interest [Member] | Preferred Series C 2 [Member]
Debt Instrument [Line Items]
Debt conversion Amount			$ 629,920
Number of Share Issued | shares			226,433
Other convertible notes [member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares			$ 2.37
Fair value of derivative upon conversion of convertible debt			$ 23,092
Amortization of debt discount													$ 1,206
Write off of debt issuance costs			$ 47,872
Conversion Date			Sep. 23, 2022
Debt conversion Amount			$ 50,000
Number of Share Issued | shares			21,118
Convertible Debt																$ 50,000
Fair value of shares issued upon conversion of convertible debt			$ 73,092
26 Zero Coupon Promisory Notes [Member] | Two thousand and twenty three promissory notes [Member]
Debt Instrument [Line Items]
Procees from notes							848,500					$ 848,500
U.S. Small Business Administration (SBA) Loan [Member]
Debt Instrument [Line Items]
Debt instrument monthly payment	$ 9,953
Debt instrument, term	30 years
Unamortized debt discount		$ 502,000					$ 494,930		$ 494,930			$ 494,930
Amortization of debt discount		4,242							$ 7,070
Interest Rate							3.75%		3.75%			3.75%
Debt instrument accrued interest		113,476					$ 134,961		$ 134,961			$ 134,961
Interest expense incurred		17,571							31,438
Fair value		1,498,000
Outstanding loan		$ 2,000,000					2,000,000		2,000,000			2,000,000
Premium Financing [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,011,480
Debt instrument monthly payment						$ 117,072
Interest Rate						8.99%
Interest expense incurred												33,527
Outstanding loan									$ 459,647			$ 459,647
Insurance Premium Financing [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,043,018
Debt instrument monthly payment						$ 119,833
Interest expense incurred							11,566
Outstanding loan							$ 263,921
Insurance Premium Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate							9.99%
Insurance Premium Financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate							8.99%